Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital And Financial Risk Management [Abstract]
Schedule of Credit Risk	The Group held the following balances (not including the income tax receivable resulting from overpayment of income taxes as of December 31, 2022. See Note 27. Taxation):

	2023 $	2022 $
As of December 31
Cash and cash equivalents	191,081	149,866
Short-term investments	136,062	200,229
Trade and other receivables	2,376	11,867
Total	329,518	361,961

Schedule of Liquidity Risk
The table below summarizes the maturity profile of the Group’s financial liabilities, including subsidiary preferred shares that have customary liquidation preferences, as of December 31, 2023 and 2022, based on contractual undiscounted payments:

As of December 31	2023
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Subsidiary notes payable	3,699	3,699	—	—	3,699
Trade and other payables	44,107	44,107	—	—	44,107
Subsidiary preferred shares (Note 16)[1]	169	169	—	—	169
Total	47,975	47,975	—	—	47,975

As of December 31	2022
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Long-term loan	15,400	1,838	5,281	11,413	18,531
Subsidiary notes payable	2,345	2,345	—	—	2,345
Trade and other payables	54,840	54,840	—	—	54,840
Warrants[2]	47	47	—	—	47
Subsidiary preferred shares (Note 16)[1]	27,339	27,339	—	—	27,339
Total	99,971	86,409	5,281	11,413	103,103
1    Redeemable only upon a liquidation or deemed liquidation event, as defined in the applicable shareholder documents.
2    Warrants issued by subsidiaries to third parties to purchase preferred shares.
*    Does not include payments in respect of lease obligations. For the contractual future payments related to lease obligations, see Note 23. Leases and subleases.